PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya VACS Series MCV Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.8%
Communication Services : 0.7%
363
(1)
Charter
Communications, Inc.
- Class A
$ 126,157
0.1
639
Electronic Arts, Inc.
97,013
0.1
1,938
Fox Corp. - Class A
80,175
0.1
3,683
(1)
Frontier
Communications
Parent, Inc.
106,070
0.1
1,771  Interpublic Group of
Cos., Inc.
57,752
0.0
2,319
(1)
Liberty Global Ltd.
- Class C
45,615
0.0
1,861  New York Times Co.
- Class A
102,225
0.1
2,664
News Corp. - Class A
75,471
0.1
260  Nexstar Media Group,
Inc.
44,429
0.0
1,651
Omnicom Group, Inc.
165,810
0.1
900,717
0.7
Consumer Discretionary : 11.2%
1,006  Advance Auto Parts,
Inc.
45,582
0.0
13,550
(1)
Aptiv PLC
969,231
0.7
1,910
Aramark
69,963
0.1
1,773
Best Buy Co., Inc.
178,009
0.1
49,562
BorgWarner, Inc.
1,688,577
1.2
740
Carter's, Inc.
48,766
0.0
872  Columbia Sportswear
Co.
70,397
0.1
1,501
D.R. Horton, Inc.
283,329
0.2
8,700  Darden Restaurants,
Inc.
1,375,905
1.0
393  Dick's Sporting Goods,
Inc.
93,125
0.1
608
Dollar General Corp.
50,446
0.0
1,173
(1)
Dollar Tree, Inc.
99,107
0.1
142
Domino's Pizza, Inc.
58,818
0.1
29,212
eBay, Inc.
1,726,429
1.3
320
(1)
Floor & Decor
Holdings, Inc. - Class A
35,981
0.0
1,040
Garmin Ltd.
190,622
0.1
5,128
Gentex Corp.
160,660
0.1
979
Genuine Parts Co.
140,252
0.1
493
(1)
Grand Canyon
Education, Inc.
71,490
0.1
4,702
H&R Block, Inc.
297,684
0.2
1,413
Harley-Davidson, Inc.
52,903
0.0
3,190  Hilton Worldwide
Holdings, Inc.
700,652
0.5
471
Lear Corp.
54,942
0.0
1,381
Lennar Corp. - Class A
251,425
0.2
1,062
LKQ Corp.
44,169
0.0
3,532
(1)
Mattel, Inc.
67,037
0.1
28
(1)
NVR, Inc.
256,829
0.2
478
(1)
Ollie's Bargain Outlet
Holdings, Inc.
42,810
0.0
2,683
PulteGroup, Inc.
353,217
0.3
474
PVH Corp.
46,779
0.0
5,347
Ralph Lauren Corp.
915,727
0.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
11,345
Ross Stores, Inc.
$ 1,708,670
1.3
782  Service Corp.
International
61,207
0.1
2,338
(1)
Skechers USA, Inc.
- Class A
160,106
0.1
1,628
Tapestry, Inc.
66,699
0.1
11,775
Target Corp.
1,808,875
1.3
1,024
Toll Brothers, Inc.
147,528
0.1
198
(1)
TopBuild Corp.
77,818
0.1
359
Williams-Sonoma, Inc.
48,224
0.0
5,450
Yum! Brands, Inc.
735,314
0.5
15,255,304
11.2
Consumer Staples : 5.0%
3,982  Albertsons Cos., Inc.
- Class A
78,127
0.1
5,543  Archer-Daniels-
Midland Co.
338,068
0.2
1,677
(1)
BellRing Brands, Inc.
93,795
0.1
25,228
(1)
BJ's Wholesale Club
Holdings, Inc.
2,017,231
1.5
1,582
Bunge Global SA
160,383
0.1
1,406
Campbell Soup Co.
69,906
0.1
1,175  Casey's General
Stores, Inc.
425,714
0.3
995  Church & Dwight Co.,
Inc.
101,371
0.1
120  Coca-Cola
Consolidated, Inc.
161,088
0.1
2,564
Flowers Foods, Inc.
59,587
0.0
878
General Mills, Inc.
63,471
0.0
2,247
(1)
Grocery Outlet Holding
Corp.
42,558
0.0
1,988
Ingredion, Inc.
267,008
0.2
1,371
Kellogg Co.
110,516
0.1
5,713
Kroger Co.
303,989
0.2
1,223  Molson Coors
Beverage Co. - Class
B
66,005
0.1
725
(1)
Post Holdings, Inc.
83,933
0.1
618
Sysco Corp.
48,186
0.0
3,252  Tyson Foods, Inc.
- Class A
209,136
0.2
34,961
(1)
US Foods Holding
Corp.
2,070,041
1.5
6,770,113
5.0
Energy : 4.4%
50,228
Baker Hughes Co.
1,766,519
1.3
1,597  Chesapeake Energy
Corp.
118,961
0.1
5,900
Chord Energy Corp.
875,737
0.6
62,809
Coterra Energy, Inc.
1,528,143
1.1
29,175
Devon Energy Corp.
1,306,456
1.0
1,192
DT Midstream, Inc.
93,679
0.1
1,701
HF Sinclair Corp.
83,587
0.1
2,500
Kinder Morgan, Inc.
53,925
0.0
1,760
Marathon Oil Corp.
50,424
0.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
2,061
Williams Cos., Inc.
$ 94,332
0.1
5,971,763
4.4
Financials : 15.8%
943  Affiliated Managers
Group, Inc.
163,922
0.1
1,208
Aflac, Inc.
133,315
0.1
12,457  American Financial
Group, Inc.
1,664,504
1.2
5,065
(1)
Arch Capital Group
Ltd.
572,801
0.4
475
Assurant, Inc.
93,266
0.1
1,190
Assured Guaranty Ltd.
95,295
0.1
739  Axis Capital Holdings
Ltd.
59,031
0.0
23,661  Bank of New York
Mellon Corp.
1,614,153
1.2
1,086
Bank OZK
47,078
0.0
777
Brown & Brown, Inc.
81,686
0.1
1,477  Cboe Global Markets,
Inc.
303,376
0.2
2,414  Cincinnati Financial
Corp.
330,790
0.2
1,067  Citizens Financial
Group, Inc.
45,934
0.0
328  Discover Financial
Services
45,497
0.0
772  East West Bancorp,
Inc.
64,902
0.0
538  Evercore, Inc. - Class
A
132,208
0.1
824
Everest Re Group Ltd.
323,206
0.2
180  FactSet Research
Systems, Inc.
76,111
0.1
28,252  Fidelity National
Financial, Inc.
1,665,738
1.2
1,306
Fifth Third Bancorp
55,753
0.0
91  First Citizens
BancShares, Inc.
- Class A
184,794
0.1
11,355
Global Payments, Inc.
1,260,519
0.9
1,646
Globe Life, Inc.
172,912
0.1
17,459  Hartford Financial
Services Group, Inc.
2,026,990
1.5
892
Houlihan Lokey, Inc.
139,705
0.1
68,655  Huntington
Bancshares, Inc.
1,027,765
0.8
532  Interactive Brokers
Group, Inc. - Class A
68,570
0.1
2,631  Janus Henderson
Group PLC
98,952
0.1
1,532
Loews Corp.
125,532
0.1
453
M&T Bank Corp.
77,966
0.1
132
(1)
Markel Corp.
211,290
0.2
8,617  MGIC Investment
Corp.
219,130
0.2
808
Nasdaq, Inc.
58,241
0.0
44,164  Old Republic
International Corp.
1,584,163
1.2
419
Primerica, Inc.
110,293
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
18,975  Prosperity Bancshares,
Inc.
$ 1,396,181
1.0
366  Prudential Financial,
Inc.
44,345
0.0
2,345  Regions Financial
Corp.
54,920
0.0
379  Reinsurance Group of
America, Inc.
83,668
0.1
1,661  RenaissanceRe
Holdings Ltd.
423,206
0.3
3,544
Rithm Capital Corp.
42,315
0.0
523
RLI Corp.
80,594
0.1
1,476
SEI Investments Co.
99,822
0.1
4,709
Synchrony Financial
236,674
0.2
11,282  T. Rowe Price Group,
Inc.
1,196,343
0.9
516  Tradeweb Markets,
Inc. - Class A
61,012
0.0
1,206
Unum Group
66,921
0.1
9,514
W.R. Berkley Corp.
567,986
0.4
7,816  Willis Towers Watson
PLC
2,283,132
1.7
21,572,507
15.8
Health Care : 8.4%
8,659  Agilent Technologies,
Inc.
1,237,544
0.9
2,044
Cardinal Health, Inc.
230,400
0.2
5,140
(1)
Centene Corp.
405,186
0.3
93
Chemed Corp.
54,514
0.0
14,900
(1)
Cooper Cos., Inc.
1,575,377
1.2
1,303  Encompass Health
Corp.
121,244
0.1
1,467  GE HealthCare
Technologies, Inc.
124,431
0.1
18,000
(1)
Hologic, Inc.
1,462,320
1.1
858
Humana, Inc.
304,135
0.2
3,775
(1)
ICON PLC
1,215,777
0.9
428
(1)
Jazz Pharmaceuticals
PLC
49,639
0.0
561
Labcorp Holdings, Inc.
128,968
0.1
39
(1)
Mettler-Toledo
International, Inc.
56,124
0.0
274
(1)
Molina Healthcare, Inc.
95,843
0.1
1,807
Organon & Co.
40,387
0.0
14,110
Quest Diagnostics, Inc.
2,214,847
1.6
3,133
(1)
Solventum Corp.
200,857
0.2
202
STERIS PLC
48,702
0.0
688
(1)
United Therapeutics
Corp.
250,122
0.2
671  Universal Health
Services, Inc. - Class B
159,678
0.1
11,380
Viatris, Inc.
137,470
0.1
12,150  Zimmer Biomet
Holdings, Inc.
1,402,839
1.0
11,516,404
8.4
Industrials : 20.6%
2,268
A.O. Smith Corp.
189,877
0.1
653
Acuity Brands, Inc.
166,319
0.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
779
AECOM
$ 78,009
0.1
11,875
AGCO Corp.
1,081,100
0.8
682
Allegion PLC
94,689
0.1
3,698  Allison Transmission
Holdings, Inc.
342,990
0.3
339
AMETEK, Inc.
57,986
0.0
511  Armstrong World
Industries, Inc.
64,774
0.0
427
(1)
Builders FirstSource,
Inc.
74,298
0.1
709  BWX Technologies,
Inc.
73,027
0.1
231
(1)
CACI International, Inc.
- Class A
112,756
0.1
384
Carlisle Cos., Inc.
162,739
0.1
14,425
Carrier Global Corp.
1,049,852
0.8
272
(1)
Clean Harbors, Inc.
66,885
0.0
1,833
(1)
Core & Main, Inc.
- Class A
88,039
0.1
725
Crane Co.
114,826
0.1
1,068
Cummins, Inc.
334,124
0.2
443
Curtiss-Wright Corp.
139,926
0.1
2,703
Delta Air Lines, Inc.
114,850
0.1
1,808
Donaldson Co., Inc.
131,496
0.1
577
Dover Corp.
107,339
0.1
451
EMCOR Group, Inc.
177,270
0.1
590
Esab Corp.
61,932
0.0
738  Expeditors
International of
Washington, Inc.
91,077
0.1
1,860  Ferguson Enterprises,
Inc.
382,621
0.3
1,481
Flowserve Corp.
73,872
0.1
946
Fortive Corp.
70,382
0.1
727  Fortune Brands
Innovations, Inc.
57,731
0.0
7,591
(1)
FTI Consulting, Inc.
1,733,101
1.3
2,779
(1)
Gates Industrial Corp.
PLC
50,467
0.0
31,800
Genpact Ltd.
1,247,514
0.9
814
Graco, Inc.
67,847
0.0
630  Howmet Aerospace,
Inc.
60,896
0.0
1,310
Hubbell, Inc.
523,895
0.4
831  Huntington Ingalls
Industries, Inc.
234,982
0.2
334
IDEX Corp.
68,964
0.1
1,052
Ingersoll Rand, Inc.
96,205
0.1
1,376
ITT, Inc.
191,567
0.1
1,417
Jacobs Solutions, Inc.
213,797
0.2
8,593  JB Hunt Transport
Services, Inc.
1,488,308
1.1
769
(1)
Kirby Corp.
92,219
0.1
26,500  Knight-Swift
Transportation
Holdings, Inc.
1,388,070
1.0
185  L3Harris Technologies,
Inc.
43,784
0.0
6,331
Landstar System, Inc.
1,155,787
0.8
10,331
Leidos Holdings, Inc.
1,637,567
1.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
3,976  Lincoln Electric
Holdings, Inc.
$ 769,793
0.6
14,033
ManpowerGroup, Inc.
1,037,319
0.8
3,224
Masco Corp.
256,501
0.2
364
(1)
MasTec, Inc.
41,179
0.0
3,285  MDU Resources
Group, Inc.
84,392
0.1
10,950
(1)
Middleby Corp.
1,539,789
1.1
687  MSC Industrial Direct
Co., Inc. - Class A
56,499
0.0
170
Nordson Corp.
43,615
0.0
789
nVent Electric PLC
53,620
0.0
1,639
Oshkosh Corp.
176,865
0.1
947
Otis Worldwide Corp.
89,671
0.1
1,678
Owens Corning
283,129
0.2
696
(1)
Parsons Corp.
66,440
0.0
1,348
Pentair PLC
119,554
0.1
265
Quanta Services, Inc.
72,909
0.1
6,800
Regal Rexnord Corp.
1,141,108
0.8
3,125
Republic Services, Inc.
650,656
0.5
1,349  Robert Half
International, Inc.
84,542
0.1
349  Rockwell Automation,
Inc.
94,938
0.1
932
Ryder System, Inc.
135,364
0.1
821  Science Applications
International Corp.
107,214
0.1
810  Simpson
Manufacturing Co., Inc.
148,279
0.1
886
Snap-on, Inc.
251,394
0.2
3,997
Southwest Airlines Co.
115,593
0.1
240
Tetra Tech, Inc.
57,058
0.0
21,406
Textron, Inc.
1,952,227
1.4
4,950
Toro Co.
458,370
0.3
11,125
TransUnion
1,077,011
0.8
125
United Rentals, Inc.
92,658
0.1
3,924
Vestis Corp.
55,211
0.0
307
Watsco, Inc.
145,954
0.1
655  Westinghouse Air
Brake Technologies
Corp.
111,068
0.1
346
Woodward, Inc.
57,661
0.0
5,575
Xylem, Inc.
766,730
0.6
28,050,067
20.6
Information Technology : 8.1%
13,517
(1)
Akamai Technologies,
Inc.
1,376,571
1.0
698
Amdocs Ltd.
60,705
0.0
172
CDW Corp.
38,810
0.0
1,004
(1)
Ciena Corp.
57,881
0.0
603
(1)
Cirrus Logic, Inc.
87,851
0.1
2,109  Cognizant Technology
Solutions Corp. - Class
A
164,017
0.1
3,540
(1)
Dropbox, Inc. - Class A
88,996
0.1
497
(1)
Euronet Worldwide,
Inc.
53,631
0.0
680
(1)
F5, Inc.
138,142
0.1
23,500
(1)
Flex Ltd.
763,515
0.6

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,623
Gen Digital, Inc.
$ 95,865
0.1
5,475
(1)
Globant SA
1,107,264
0.8
5,281  Hewlett Packard
Enterprise Co.
102,293
0.1
1,496
HP, Inc.
54,125
0.0
1,765
Jabil, Inc.
192,879
0.1
407  Jack Henry &
Associates, Inc.
70,423
0.1
1,269
Juniper Networks, Inc.
49,339
0.0
1,027
(1)
Keysight Technologies,
Inc.
158,281
0.1
403  Microchip Technology,
Inc.
33,110
0.0
10,850
MKS Instruments, Inc.
1,293,646
1.0
2,400  Motorola Solutions,
Inc.
1,060,896
0.8
725
NetApp, Inc.
87,522
0.1
13,600
(1)
ON Semiconductor
Corp.
1,059,032
0.8
607
Paychex, Inc.
79,638
0.1
476
(1)
Qorvo, Inc.
55,164
0.0
1,323  Skyworks Solutions,
Inc.
144,988
0.1
788
TD SYNNEX Corp.
95,679
0.1
113
(1)
Teledyne Technologies,
Inc.
48,906
0.0
19,100
(1)
Trimble, Inc.
1,082,779
0.8
1,690
Vontier Corp.
59,201
0.0
12,896
Western Union Co.
157,331
0.1
3,400
(1)
Zebra Technologies
Corp. - Class A
1,174,292
0.9
11,092,772
8.1
Materials : 11.5%
8,352
Amcor PLC
95,547
0.1
8,907
AptarGroup, Inc.
1,364,463
1.0
5,104
Avery Dennison Corp.
1,132,322
0.8
38,900
(1)
Axalta Coating
Systems Ltd.
1,419,850
1.0
1,084
Ball Corp.
69,170
0.1
695  Berry Global Group,
Inc.
47,858
0.0
1,106
Celanese Corp.
144,444
0.1
14,365  CF Industries
Holdings, Inc.
1,193,588
0.9
22,560
Crown Holdings, Inc.
2,039,650
1.5
1,202
Dow, Inc.
64,403
0.1
983  DuPont de Nemours,
Inc.
82,818
0.1
180
Eagle Materials, Inc.
46,395
0.0
1,182
Eastman Chemical Co.
121,001
0.1
13,575
Franco-Nevada Corp.
1,658,186
1.2
2,806  Graphic Packaging
Holding Co.
83,984
0.1
3,613
International Paper Co.
174,941
0.1
758  LyondellBasell
Industries NV - Class A
74,815
0.1
175  Martin Marietta
Materials, Inc.
93,478
0.1
321
NewMarket Corp.
184,180
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
1,363
Nucor Corp.
$ 207,053
0.2
9,139  Packaging Corp. of
America
1,914,986
1.4
352
PPG Industries, Inc.
45,665
0.0
750  Reliance Steel &
Aluminum Co.
214,987
0.2
439
Royal Gold, Inc.
61,535
0.0
11,835
RPM International, Inc.
1,375,819
1.0
888
Sonoco Products Co.
50,234
0.0
1,584
Steel Dynamics, Inc.
189,304
0.1
248
Vulcan Materials Co.
60,812
0.0
9,975
Westlake Corp.
1,450,764
1.1
15,662,252
11.5
Real Estate : 7.9%
12,500  Alexandria Real Estate
Equities, Inc.
1,494,625
1.1
270  AvalonBay
Communities, Inc.
60,947
0.1
14,675
Camden Property Trust
1,837,310
1.4
1,142
(1)
CBRE Group, Inc.
- Class A
131,490
0.1
1,536
CubeSmart
79,611
0.1
15,800  Equity LifeStyle
Properties, Inc.
1,148,818
0.9
708
Equity Residential
53,015
0.1
171  Essex Property Trust,
Inc.
51,606
0.0
258  Extra Space Storage,
Inc.
45,666
0.0
6,354  Host Hotels & Resorts,
Inc.
112,466
0.1
14,358  Lamar Advertising Co.
- Class A
1,805,949
1.3
8,700
(1)
Lineage, Inc.
729,930
0.5
47,484  National Retail
Properties, Inc.
2,231,273
1.6
3,225  SBA Communications
Corp.
730,978
0.5
253  Simon Property Group,
Inc.
42,340
0.0
1,944
VICI Properties, Inc.
65,085
0.1
1,488
Weyerhaeuser Co.
45,369
0.0
694
WP Carey, Inc.
41,654
0.0
10,708,132
7.9
Utilities : 4.2%
2,605
AES Corp.
44,624
0.0
41,069
Alliant Energy Corp.
2,393,091
1.8
645
Ameren Corp.
53,219
0.0
1,334
Atmos Energy Corp.
174,407
0.1
3,651  CenterPoint Energy,
Inc.
99,672
0.1
1,519
CMS Energy Corp.
103,079
0.1
1,035  Consolidated Edison,
Inc.
105,115
0.1
567
DTE Energy Co.
70,886
0.0
1,335
Edison International
116,185
0.1
1,876
Entergy Corp.
226,415
0.2
1,290
Evergy, Inc.
76,291
0.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
1,947
Exelon Corp.
$ 74,161
0.1
1,661
FirstEnergy Corp.
72,951
0.0
2,078
National Fuel Gas Co.
124,181
0.1
3,560
NiSource, Inc.
117,694
0.1
1,105
NRG Energy, Inc.
93,936
0.1
2,306
OGE Energy Corp.
91,225
0.1
733  Pinnacle West Capital
Corp.
64,152
0.0
3,229
PPL Corp.
103,037
0.1
2,323  Public Service
Enterprise Group, Inc.
187,582
0.1
792  WEC Energy Group,
Inc.
73,680
0.0
19,799
Xcel Energy, Inc.
1,212,293
0.9
5,677,876
4.2
Total Common Stock
(Cost $120,724,585)
133,177,907
97.8
EXCHANGE-TRADED FUNDS : 0.2%
4,235  iShares Russell Mid-
Cap ETF
366,751
0.2
Total Exchange-Traded
Funds
(Cost $354,294)
366,751
0.2
Total Long-Term
Investments
(Cost $121,078,879)
133,544,658
98.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.1%
Repurchase Agreements : 0.2%
215,982
(2)
Mizuho Securities
USA LLC, Repurchase
Agreement dated
08/30/2024, 5.310%,
due 09/03/2024
(Repurchase
Amount $216,108,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.000%, Market
Value plus accrued
interest $220,302, due
12/31/24-05/15/54)
215,982
0.2
Total Repurchase
Agreements
(Cost $215,982)
215,982
0.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.9%
2,591,521
(3)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.190%
(Cost $2,591,521) $ 2,591,521 1.9
Total Short-Term
Investments
(Cost $2,807,503)
$ 2,807,503
2.1
Total Investments in
Securities
(Cost $123,886,382) $ 136,352,161 100.1
Liabilities in Excess
of Other Assets (182,552) (0.1)
Net Assets $ 136,169,609 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)
Rate shown is the 7-day yield as of August 31, 2024.

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya VACS Series MCV Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 133,177,907 $ — $ — $ 133,177,907
Exchange-Traded Funds 366,751 — — 366,751
Short-Term Investments 2,591,521 215,982 — 2,807,503
Total Investments, at fair value $ 136,136,179 $ 215,982 $ — $ 136,352,161
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 41,398 $ — $ (40,150) $ (1,248) $ — $ — $ (1,303) $ —
$ 41,398 $ — $ (40,150) $ (1,248) $ — $ — $ (1,303) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 14,715,993
Gross Unrealized Depreciation (2,250,214)
Net Unrealized Appreciation $ 12,465,779